Putnam
Federal
Income
Trust

ANNUAL REPORT

October 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* According to Lipper Analytical Services, Putnam Federal Income Trust's class A share total return ranked 20 out of 112 general U.S. government funds for the three-year period ended October 31, 1996, placing the fund in the top 18% in this category.*

* "With increasing signs of moderate economic growth, the markets apparently have become convinced that the Federal Reserve will continue to hold policy steady, at least through November and possibly into next year."

                             -- Barron's, October 7, 1996

       CONTENTS

 4     Report from Putnam Management

 9     Fund performance summary

15     Portfolio holdings

19     Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 10/31/96, class A shares ranked 54 out of 169, 47 out of 71, and 24 out of 40 funds for 1-, 5-, and 10-year performance, respectively; class B and class M shares ranked 99 and 68, respectively, out of 169 funds for 1-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Duration is a concept that few people outside the investment industry fully understand, and most are satisfied when we describe it simply as a measure of a fixed-income portfolio's tendency toward price volatility. The longer the duration, expressed in years, the more sensitive a portfolio is to a given change in interest rates. The shorter the duration, the more stable a portfolio is likely to be.

Throughout the somewhat unsettled bond markets of the fiscal year ended October 31, 1996, Putnam Federal Income Trust's managers, Kenneth Taubes and Max Senter, spent considerable time managing the fund's duration, playing it out and reeling it in as events warranted.

In the following report, Ken and Max discuss their management of duration and the other factors that contributed to your fund's positive performance in fiscal 1996. Then they offer some insights into prospects for 1997.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

December 18, 1996



Report from the Fund Managers
Kenneth J. Taubes
Max S. Senter

After enduring the uncertainty that pervaded bond markets throughout the early part of its fiscal year, Putnam Federal Income Trust rebounded impressively in the second half, resulting in solid competitive performance for the 12 months ended October 31, 1996. Through much of the period, the U.S. economy continued to expand at a steady pace, fueling continued growth in corporate earnings but contributing to investors' fears of inflation. In turn, inflation fears dealt a blow to the U.S. bond market, particularly restraining the performance of Treasury securities for a portion of the year. Nevertheless, your fund's flexibility enabled it to weather this brief storm by focusing on corporate and international securities when market conditions warranted such a strategy. Complete performance information for the fund appears on pages 9 through 11.

* DURATION MANAGEMENT SPURS PERFORMANCE

After a brief respite during the bond market's decline early in calendar 1996, duration management reclaimed its place as a vital contributor to the fund's performance in the second half of the fiscal year. Duration is a measure of the price sensitivity of a portfolio of bonds to changes in interest rates. Like maturity, with which it is often confused, duration is measured in years.

Through the first few months of the period, we kept the portfolio's duration relatively long, seeking to enhance the fund's value as long-term interest rates continued to drop. Because bond prices rise as interest rates fall, a longer duration gives the fund the potential to derive greater benefit when long-term rates are in decline. However, greater rewards always entail greater risks; in this case, such a strategy can expose the fund to the negative effects of an interest-rate increase.

When the bond market rally began to dissipate early this year, we believed the prospects for a sustained decline in bond prices seemed remote and initially maintained the portfolio's long duration. However, when the intensity of the market's decline became evident in late February, we shortened duration to protect the fund's value as interest rates climbed. Subsequently, when the bond market regained its footing and rates again headed downward late in the spring, we again extended the portfolio's duration. For the fiscal year as a whole, our duration management strategy was an essential contributor to the fund's performance.

* CORPORATE BONDS CONTINUE TO PROSPER

The sustained growth in the U.S. economy was the primary cause of the bond market's struggles this year. After enjoying calendar 1995's robust economic growth, many investors expected the rate of growth to slow considerably in 1996. As they came to realize that this slowdown might not arrive on its own, they grew increasingly concerned that the Federal Reserve would raise interest rates in order to induce it. In fact, the Fed did not raise rates, instead allowing the rate of economic growth to run its course while keeping an eye on inflation. Ultimately the bond market rebounded.

While steady economic growth can be detrimental to general bond market performance, it propelled the corporate bond market during the period.
As the economy thrived, so did corporate profitability. This, in turn, helped to improve the demand for corporate securities and strengthened the portfolio's corporate bond holdings relative to Treasuries. To enable your fund to take advantage of this trend, we added to the portfolio's investments in corporate bonds during the period, at times allocating more than 10% of the fund's assets to this sector.

[GRAPHIC OF HORIZONTAL BAR CHART OMITTED: BOND MARKET PERFORMANCE BY
SECTOR*]

BOND MARKET PERFORMANCE BY SECTOR*

Comparison of total returns, 10/31/95-10/31/96

Lehman Mortgage Backed             6.92%

Lehman Corporate Bond              6.22%

Lehman Aggregate Bond              5.85%

Salomon World Government Bond      5.36%

Lehman Long-Term Treasury Bond     3.45%

Footnote reads:
*These indexes reflect the general performance of market sectors in which the fund invests. The fund's performance will differ. Past performance is not indicative of future results. The indexes may include bonds different from those in the fund. It is not possible to invest in an index.

* OPPORTUNITIES ABOUND IN INTERNATIONAL BOND MARKETS

As with the corporate bond sector, the fund's investments in international bonds contributed substantially to its performance during the period. In the first six months of the fiscal period, we emphasized European government bonds. Specifically we emphasized bond markets in Germany, Italy, and France. Since that time, these and most other European countries have focused their efforts on reining in fiscal budgets in order to gain acceptance in the European Monetary Union
(EMU), which intends to create a single currency to be used among member nations. As a result of these efforts, several nations have driven down both inflation and bond yields. At the same time, as the U.S. bond market struggled, investors who sold Treasuries took advantage of investment opportunities in these flourishing European bond markets. Germany, in particular, enjoyed a rally that pushed its once-steep yields below those of U.S. Treasuries by the end of the period.

During the second half of the period, slow economic growth and improved fiscal management roused bond markets in Canada and Australia. In these countries, yields at the outset of the period were considerably higher than those in the United States. However, as their markets rallied over the course of the year, interest rates in these countries fell precipitously, substantially narrowing the yield spreads relative to U.S. Treasuries and attracting investors.

As the U.S. dollar remained strong relative to major foreign currencies during the period, we hedged a portion of our international bonds back to the dollar in an effort to protect the fund's value from losses due to currency fluctuations.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: CHANGES IN PORTFOLIO
COMPOSITION*]

CHANGES IN PORTFOLIO COMPOSITION*

                                    10/31/95               10/31/96

Mortgage-backed securities           34.9%                  36.6%

U.S. Treasury securities             43.3%                  35.8%

Foreign bonds and notes               9.8%                  11.9%

Corporate bonds                       8.1%                  11.0%

Collateralized mortgage obligations   8.4%                   8.1%

Short-term investments                0.3%                   1.3%

Footnote reads:
*Based on total net assets as of indicated date. Holdings will vary over time.

* U.S. BOND MARKETS MAY BENEFIT FROM SLOWDOWN IN ECONOMIC GROWTH

As we head into 1997, economic indicators suggest that the U.S. economy's rate of growth is slowing and that inflation and interest rates are likely to remain at moderate levels. For investors, this may suggest an environment that's conducive to a thriving domestic bond market. To prepare your fund to benefit from such an economic scenario, we are currently maintaining a portfolio duration that's somewhat longer than the industry average. We have invested a portion of the fund's assets in U.S. Treasury securities in the 7- to 10-year maturity range, since we consider these securities likely to prosper in a slow-growth environment.

In the event that economic growth subsides, it is probable that corporate earnings, which remained sturdy throughout fiscal 1996, may decline moderately. However, we believe that the corporate bond market is resilient enough to remain profitable even as earnings begin to decline, and we currently plan to maintain a moderate allocation to this sector.

Among international bond markets, we plan to continue to invest in countries whose inflation rates are subsiding. We will also look to take advantage of European markets as progress toward the EMU creates opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/96, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Federal Income Trust is designed for investors seeking high current income consistent with preservation of capital primarily through U.S. government securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 10/31/96

                          Class A          Class B            Class M
(inception date)          (6/2/86)         (6/6/94)           (4/12/95)
                         NAV    POP       NAV    CDSC        NAV   POP
------------------------------------------------------------------------
1 year                 4.45%   -0.54%   3.74%   -1.19%     4.20%   0.83%
------------------------------------------------------------------------
5 years               34.78    28.44      --       --        --      --
Annual average         6.15     5.13      --       --        --      --
------------------------------------------------------------------------
10 years              94.84    85.58      --       --        --      --
Annual average         6.90     6.38      --       --        --      --
------------------------------------------------------------------------
Life of class            --       --   17.70    14.70     13.95   10.26
Annual average           --       --    7.00     5.86      8.73    6.46
------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/96

                                  Lehman Bros.
                                   Government               Consumer
                                    Bond Index              Price Index
-----------------------------------------------------------------------
1 year                                5.12%                    2.99%
------------------------------------------------------------------------
5 years                              44.62                    15.21
Annual average                        7.65                     2.87
------------------------------------------------------------------------
10 years                            119.79                    43.52
Annual average                        8.19                     3.68
-----------------------------------------------------------------------
Life of class B                      21.43                     7.32
Annual average                        8.35                     2.98
-----------------------------------------------------------------------
Life of class M                      15.34                     4.56
Annual average                        9.41                     2.90
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



[GRAPHIC WORM CHART OMITTED: GROWTH OF A $10,000 INVESTMENT]

Cumulative total return of a $10,000 investment since 10/31/86

Starting value           (Insert ending Total)
$9,525          Fund's class A shares at POP          $18,558
$10,000         Lehman Bros. Govt. Bond Index         $21,979
$10,000         Consumer Price Index                  $14,352

(plot points for 10-year total return mountain chart)

                           Lehman Govt.
Date/year   Fund at POP     Bond Index            CPI
---------   -----------    -----------         ------
10/31/86          9,525         10,000         10,000
10/31/87          9,391         10,184         10,453
10/31/88         10,298         11,175         10,898
10/31/89         11,366         12,519         11,387
10/31/90         11,984         13,261         12,103
10/31/91         13,769         15,198         12,457
10/31/92         14,837         16,768         12,856
10/31/93         16,049         18,970         13,209
10/31/94         15,320         18,122         13,554
10/31/95         17,767         20,910         13,935
10/31/96         18,558         21,979         14,352

Footnote reads:
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 6/6/94 would have been valued at $11,770 on 10/31/96 ($11,470 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 4/12/95 would have been valued at $11,395 at net asset value on 10/31/96 ($11,026 at public offering price).

TOTAL RETURN FOR PERIODS ENDED 9/30/96
(most recent calendar quarter)

                       Class A            Class B             Class M
(inception date)       (6/2/86)           (6/6/94)            (4/12/95)
                      NAV   POP          NAV   CDSC          NAV   POP
-----------------------------------------------------------------------
1 year              3.56%  -1.34%      2.96%  -1.92%       3.31%  -0.07%
------------------------------------------------------------------------
5 years            33.07   26.77         --      --          --      --
Annual average      5.88    4.86         --      --          --      --
------------------------------------------------------------------------
10 years           92.88   83.70         --      --          --      --
Annual average      6.79    6.27         --      --          --      --
------------------------------------------------------------------------
Life of class         --      --      15.05   12.05       11.23     7.63
Annual average        --      --       6.23    5.03        7.51     5.13
------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/96

                            Class A          Class B          Class M
-----------------------------------------------------------------------
Distributions (number)         12               12               12
-----------------------------------------------------------------------
Income                      $0.592           $0.522          $0.568
------------------------------------------------------------------------
Total                       $0.592           $0.522          $0.568
-----------------------------------------------------------------------
Share value:              NAV   POP        NAV   NAV              POP
------------------------------------------------------------------------
10/31/95                $10.17  $10.68   $10.14  $10.17          $10.51
------------------------------------------------------------------------
10/31/96                 10.01   10.51     9.98   10.01           10.35
-----------------------------------------------------------------------
Current return
------------------------------------------------------------------------
End of period
-----------------------------------------------------------------------
Current dividend rate1    6.11%   5.82%    5.41%   5.87%           5.68%
------------------------------------------------------------------------
Current 30-day SEC yield2 5.64    5.37     4.88    5.41            5.24
-----------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Government Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations and debt obligations of U.S. government agencies (excluding mortgage-backed securities). The average quality of bonds included in the index may be higher than the average quality of those bonds in which the fund customarily invests.

Lehman Brothers Aggregate Bond Index* is an unmanaged list of investment-grade bonds.

Lehman Brothers Corporate Bond Index* is an unmanaged list of publicly issued, fixed-rate non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

Lehman Brothers Long-Term Treasury Bond Index* is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years of greater.

Lehman Brothers Mortgage-Backed Securities Index* is an unmanaged list of GNMA bonds.

Salomon Brothers World Government Bond Index* is a market-capitalization weighted benchmark that tracks the performance of government-bond markets in 14 countries.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. Dagger]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

 * Formerly Natural Resources Fund

+ Formerly Overseas Growth Fund

[DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

 ** Relative to above.

++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Report of independent accountants
For the fiscal year ended October 31, 1996


To the Trustees and Shareholders of
Putnam Federal Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Federal Income Trust, including the portfolio of investments owned, as of October 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996,by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Federal Income Trust as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                 Coopers & Lybrand L.L.P.
Boston, Massachusetts
December 16, 1996




Portfolio of investments owned
October 31, 1996

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (72.3%) *
PRINCIPAL AMOUNT                                                                                                 VALUE

U.S. Government Agency Mortgage Pass-Through Certificates  (36.6%)
----------------------------------------------------------------------------------------------------------------------
                   Federal National Mortgage Association
      $18,513,000  8s, with various due dates from September 1, 2026 to October 1, 2026                     18,883,260
       19,205,991  7s, with various due dates from October 1, 2017 to October 1, 2026                       18,839,750
                   Government National Mortgage Association
       17,624,735  8s, with various due dates from January 15, 2001 to June 15, 2023                        18,368,607
       39,768,295  7 1/2s, with various due dates from July 15, 2025 to April 15, 2026                      39,892,274
       26,812,390  7s, with various due dates from August 15, 2025 to June 15, 2026                         26,292,792
       20,517,883  6 1/2s, with various due dates from April 15, 2023 to November 15, 2025                  19,613,692
                                                                                                          ------------
                                                                                                           141,890,375
U.S. Treasury Obligations  (35.7%)
----------------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Bonds
      $13,940,000  11 5/8s, November 15, 2004                                                               18,544,521
       27,440,000  7 1/2s, November 15, 2024                                                                30,098,113
                   U.S. Treasury Notes
       21,575,000  11 7/8s, November 15, 2003 (2 double daggers)#                                           28,381,265
       27,626,000  9 1/4s, August 15, 1998                                                                  29,253,448
       23,430,000  7s, July 15, 2006                                                                        24,462,326
        8,000,000  6 3/8s, September 30, 2001                                                                8,090,000
                                                                                                          ------------
                                                                                                           138,829,673
                                                                                                          ------------
                   Total U.S. Government and Agency Obligations  (cost $278,143,541)                       280,720,048

FOREIGN GOVERNMENT BONDS AND NOTES  (11.0%) *
PRINCIPAL AMOUNT                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------
AUD    11,240,000  Australia (Government of) bonds 10s, 2006                                                10,429,781
AUD     7,505,000  Australia (Government of) bonds Ser. 803, 9 1/2s, 2003                                    6,649,222
CAD     8,680,000  Canada (Government of) deb. 8 3/4s, 2005                                                  7,549,771
CAD     9,100,000  Canada (Government of) deb. 7 1/2s, 2001                                                  7,343,359
GBP     6,540,000  United Kingdom Treasury bonds 7 1/4s, 1998                                               10,743,683
                                                                                                          ------------
                   Total Foreign Government Bonds and Notes  (cost $44,974,930)                             42,715,816

CORPORATE BONDS AND NOTES  (11.0%) *
PRINCIPAL AMOUNT                                                                                                 VALUE

Entertainment  (1.0%)
----------------------------------------------------------------------------------------------------------------------
       $2,835,000  Time Warner Entertainment Co. deb. 7 1/4s, 2008                                           2,763,104
        1,090,000  Time Warner Inc. notes 8 7/8s, 2012                                                       1,186,302
                                                                                                          ------------
                                                                                                             3,949,406
Insurance and Finance  (3.3%)
----------------------------------------------------------------------------------------------------------------------
        3,925,000  Advanta National Bank sr. notes 7.02s, 2001                                               3,941,956
        3,245,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                      3,835,817
        2,010,000  Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                              2,093,395
        2,910,000  Sampoerna International Finance Co. 144A company guaranty 8 3/8s, 2006 (Indonesia)        2,969,248
                                                                                                          ------------
                                                                                                            12,840,416
Metals and Mining  (0.5%)
----------------------------------------------------------------------------------------------------------------------
        1,770,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                                  1,931,265

Publishing  (0.8%)
----------------------------------------------------------------------------------------------------------------------
        3,070,000  News America Hldgs, Inc. deb. 7.7s, 2025                                                  2,935,135

Real Estate  (1.7%)
----------------------------------------------------------------------------------------------------------------------
        1,270,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                               1,209,040
        3,335,000  Meditrust med. term notes 7.3s, 2006 (R)                                                  3,258,262
        2,020,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                          2,055,411
                                                                                                          ------------
                                                                                                             6,522,713
Telecommunications  (0.8%)
----------------------------------------------------------------------------------------------------------------------
        3,380,000  360 Communications Co. sr. notes 7 1/2s, 2006                                             3,349,073

Utilities  (2.9%)
----------------------------------------------------------------------------------------------------------------------
        9,944,000  Citizens Utilities Co. bonds 7.68s, 2034                                                 11,083,284
                                                                                                          ------------
                   Total Corporate Bonds and Notes  (cost $40,938,040)                                      42,611,292

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS  (8.1%) *
PRINCIPAL AMOUNT                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------
                   Chase Mortgage Finance Corp.
       $1,325,318  Ser.1994-G, Class B3, 7s, April 25, 2025                                                  1,220,950
        4,055,118  Interest Strip Ser.1993-3, Class B7, 7.47s, October 29, 2024                              3,853,630
          945,183  Interest Strip Ser. 1993-3, Class B6, 7.47s, October 29, 2024                               898,220
        1,137,576  CMC Securities Corp. III Ser.1994-F, Class B2, 6 1/4s, May 25, 2014                       1,048,703
        2,823,507  Housing Securities Inc. Ser.1993-J, Class J2, 6.66s, January 25, 2009                     2,722,037
        2,710,378  Prudential Home Mortgage Securities Ser. 1994-28, Class B2, 6.78s, September 25, 2001     2,621,444
                   Prudential Home Mortgage Securities 144A
        3,705,622  Ser. 1993-31, Class B1, 6s, August 25, 2000                                               3,545,817
        4,817,108  Ser.1994-D, Class 3B, 6.31s, August 28, 2009                                              4,522,061
                   Residential Funding Mortgage Securities
        1,016,605  Ser. 93-S17, Class M3, 7s, May 25, 2008                                                     980,071
          777,509  Ser. 93-S23, Class M3, 6 1/2s, June 25, 2008                                                730,858
        4,603,937  Ser. 1993-MZ3, Class A1, 6.97s, August 30, 2023                                           4,529,123
                   Securitized Asset Sales, Inc. Mtge. Pass Thru Certifcate
        3,366,075  Ser.1993-J, Class 2B, 6.81s, December 30, 2023                                            3,091,530
        1,859,486  Ser. 1994-3, Class B1, 6.09s, February 25, 1999                                           1,805,445
                                                                                                          ------------
                   Total Non-Agency Collateralized Mortgage Obligations  (cost $29,444,175)                 31,569,889

BRADY BONDS  (0.9%) *(cost $3,702,236)
PRINCIPAL AMOUNT                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------
       $3,839,000  Poland (Government of) 144A FRN 6 1/2s, 2024                                              3,666,245

SHORT-TERM INVESTMENTS  (1.3%) * (cost $5,000,765)
PRINCIPAL AMOUNT                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------------
       $5,000,000  Interest in $356,650,000 joint repurchase agreement dated October 31, 1996, with Morgan (J.P.) & Co. Inc., due November 1, 1996, with respect to various
                   U.S. Treasury obligations -- maturity value of $5,000,765 for an effective
                   yield of 5.51%                                                                            5,000,765
----------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $399,203,687)***                                                406,284,055
----------------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $388,003,379.

#   A portion of these securities were
    pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 1996.
    The market value of these securities is $295,981 or .1% of net assets.

(R) Real Estate Investment Trust.

*** The aggregate identified cost on a tax basis is $400,604,009, resulting in gross unrealized appreciation and depreciation of $7,833,445 and $2,153,399, respectively, or net unrealized appreciation of $5,680,046.

    The rate shown on FRN (Floating Rate Notes) are the current interest rate shown at October 31, 1996 which are subject to change based on the terms of the security.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at October 31, 1996

                                Market             Aggregate Face           Delivery              Unrealized
                                 Value                 Value                 Date               Appreciation
------------------------------------------------------------------------------------------------------------
Canadian Dollars             $13,757,252           $13,560,666             12/18/96                 $196,586
------------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at October 31, 1996
(Aggregate face value $31,219,221)
                                                                                                  Unrealized
                                Market             Aggregate Face           Delivery            Appreciation/
                                 Value                 Value                  Date             (Depreciation)

------------------------------------------------------------------------------------------------------------
Australian Dollars            $6,854,241             $6,854,315              12/18/96                    $74
British Pounds                11,079,796             10,831,183              12/18/96               (248,613)
Canadian Dollars              13,828,824             13,533,725              12/18/96               (295,099)
------------------------------------------------------------------------------------------------------------
                                                                                                   $(543,638)
------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at October 31, 1996

                                Market             Aggregate Face           Expiration            Unrealized
                                Value                  Value                   Date             Depreciation
------------------------------------------------------------------------------------------------------------
UST Bonds 20 Years (Short)    $2,034,000             $1,998,563              Dec. 96                $(35,437)
UST Notes 5 Years  (Short)    18,766,016             18,621,094              Dec. 96               $(144,922)
------------------------------------------------------------------------------------------------------------
                                                                                                   $(180,359)
------------------------------------------------------------------------------------------------------------
TBA Sale Commitments at October 31, 1996
(Proceeds receivable $18,886,153)
------------------------------------------------------------------------------------------------------------
                                Principal             Delivery              Coupon                 Market
Agency                           Amount                Month                 Rate                   Value
------------------------------------------------------------------------------------------------------------
FNMA                          $18,886,153               Nov.                 8.0%                $18,883,260
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1996

Assets
--------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $399,203,687) (Note 1)                                                                 $406,284,055
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         583,547
--------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        6,747,663
--------------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                        82,006
--------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                            21,069,037
--------------------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                              11,526
--------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                               196,698
--------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             434,974,532

Liabilities
--------------------------------------------------------------------------------------------------------------------
Payable for variation margin                                                                                  26,454
--------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                          25,626,151
--------------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                                   408,920
--------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                                 609,220
--------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                    95,034
--------------------------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                                    106
--------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                   2,750
--------------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                        86,483
--------------------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                                  543,750
--------------------------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                                544,438
--------------------------------------------------------------------------------------------------------------------
TBA sale commitment at value (proceeds receivable $18,886,153)                                            18,883,260
--------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                       144,587
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         46,971,153
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                              $388,003,379

Represented by
--------------------------------------------------------------------------------------------------------------------
Paid-in capital  (Notes 1 and 4)                                                                       $566,225,620
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                               3,815,033
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions (Note 1)                                                              (188,593,622)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                                                           6,556,348
--------------------------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to capital shares outstanding                                $388,003,379

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($379,928,822 divided by 37,937,926 shares)            $10.01
--------------------------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $10.01)*                                                       $10.51
--------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($7,535,341 divided by 754,697 shares)**                  $9.98
--------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($539,216 divided by 53,853 shares)                    $10.01
--------------------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $10.01)*                                                       $10.35
--------------------------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended October 31, 1996

Interest income:                                                          $29,275,782

Expenses:
-------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                            2,523,974
-------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                790,022
-------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                              16,011
-------------------------------------------------------------------------------------
Administrative services (Note 2)                                                6,837
-------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                         999,045
-------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                          46,715
-------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                           1,690
-------------------------------------------------------------------------------------
Reports to shareholders                                                        56,832
-------------------------------------------------------------------------------------
Auditing                                                                       50,983
-------------------------------------------------------------------------------------
Legal                                                                          11,503
-------------------------------------------------------------------------------------
Postage                                                                       184,528
-------------------------------------------------------------------------------------
Other                                                                          32,016
-------------------------------------------------------------------------------------
Total expenses                                                              4,720,156
-------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                   (134,965)
-------------------------------------------------------------------------------------
Net expenses                                                                4,585,191
-------------------------------------------------------------------------------------
Net investment income                                                      24,690,591
-------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                            3,452,870
-------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                       (187,167)
-------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                   193,876
-------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the year                                         551,460
-------------------------------------------------------------------------------------
Net unrealized depreciation of investments futures,
and TBA sale commitments during the year                                  (11,538,925)
-------------------------------------------------------------------------------------
Net loss on investments                                                    (7,527,886)
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                      $17,162,705
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements




Statement of changes in net assets

                                                                                            Year ended October 31
                                                                                    ---------------------------------
                                                                                           1996                  1995
---------------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $24,690,591           $26,899,845
---------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                    3,459,579            14,450,612
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                    (10,987,465)           22,754,337
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 17,162,705            64,104,794
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------
   From net investment income:
     Class A                                                                        (23,678,859)          (26,249,604)
---------------------------------------------------------------------------------------------------------------------
     Class B                                                                           (243,839)              (56,929)
---------------------------------------------------------------------------------------------------------------------
     Class M                                                                            (19,056)               (2,393)
---------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                   (33,489,985)          (59,501,922)
---------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                        (40,269,034)          (21,706,054)
---------------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   428,272,413           449,978,467
---------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment income
of $3,815,033 and $3,489,733, respectively)                                        $388,003,379          $428,272,413
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements





Financial highlights
(For a share outstanding throughout the period)
                                                                                         For the period
                                                                                         April 12, 1995
                                                                         Year            (commencement
                                                                        ended           of operations) to     Year ended
                                                                      October 31            October 31        October 31
                                                                    ----------------------------------------------------
                                                                         1996                  1995               1996
                                                                    ----------------------------------------------------
                                                                              Class M                            Class B
                                                                    ----------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $10.17                $9.57                $10.14
------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     .59(b)               .29(b)                .54(b)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   (.18)                 .60                  (.18)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          .41                  .89                   .36
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------
From net investment income                                               (.57)                (.29)                 (.52)
------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                      --                   --                    --
------------------------------------------------------------------------------------------------------------------------
Return of capital                                                          --                   --                    --
------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.57)                (.29)                 (.52)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.01               $10.17                 $9.98
------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                        4.20                 9.35*                 3.74
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $539                 $186                $7,535
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                           1.43                  .71*                 1.93
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                 5.90                 3.15*                 5.44
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                 297.30               234.95                297.30
------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                                        For the Period
                                                                                         June 6, 1994
                                                                                        (commencement
                                                                                      of operations) to
                                                                                         October 31
                                                              --------------------------------------------------------
                                                                        1995                 1994                 1996
                                                              --------------------------------------------------------
                                                                                          Class B
                                                              --------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $9.30                $9.68               $10.17
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                    .52                  .18                  .61(b)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   .84                 (.32)                (.18)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.36                 (.14)                 .43
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                              (.52)                (.23)                (.59)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                     --                   --                   --
----------------------------------------------------------------------------------------------------------------------
Return of capital                                                         --                 (.01)                  --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.52)                (.24)                (.59)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.14                $9.30               $10.01
----------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                      15.09                (1.42)*               4.45
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $1,835                 $498             $379,929
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                          1.85                  .72*                1.16
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                5.42                 2.34*                6.12
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                234.95               317.91               297.30
----------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                  Year ended October 31
                                                             --------------------------------------------------------
                                                                       1995                 1994                 1993
                                                             --------------------------------------------------------
                                                                                         Class A
                                                             --------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.32               $10.47               $10.47
---------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                   .60                  .61                  .83
---------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  .84                (1.07)                  --
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       1.44                 (.46)                 .83
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------
From net investment income                                             (.59)                (.66)                (.83)
---------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                    --                   --                   --
---------------------------------------------------------------------------------------------------------------------
Return of capital                                                        --                 (.03)                  --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (.59)                (.69)                (.83)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $10.17                $9.32               $10.47
---------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                     15.97                (4.54)                8.17
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $426,252             $449,480             $600,181
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                         1.12                 1.06                 1.05
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)               6.22                 6.91                 7.81
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               234.95               317.91               150.05
---------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                          Year ended
                                                                          October 31
                                                                     ------------------
                                                                             1992
                                                                     ------------------
                                                                            Class A
                                                                     ------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.52
---------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------
Net investment income                                                         .84
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                       (.05)
---------------------------------------------------------------------------------------
Total from investment operations                                              .79
---------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------
From net investment income                                                   (.72)
---------------------------------------------------------------------------------------
From net realized gain on investments                                        (.12)
---------------------------------------------------------------------------------------
Return of capital                                                              --
---------------------------------------------------------------------------------------
Total distributions                                                         (.84)
---------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.47
---------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            7.75
---------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $655,656
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                               1.11
---------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                     6.83
---------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     248.37
---------------------------------------------------------------------------------------

 *  Not annualized

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income has been determined on the basis the weighted average number of shares outstanding during the period.

(c) The ratio of expenses to average net assets for periods ended October 31, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
October 31, 1996

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Discounts on original issue bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by a fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1996, the fund had a capital loss carryover of approximately $187,373,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

     Loss Carryover     Expiration
------------------------------------------
     $118,265,000     October 31, 1997
       15,005,000     October 31, 1998
       54,103,000     October 31, 2002

J) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and unrealized gains and losses on forward foreign currency contracts, currency gains and losses on foreign bonds, losses on wash sale transactions, expiration of a capital loss carryover, market discount and paydown gains and losses on mortgage backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 1996, the fund reclassified $423,537 to decrease undistributed net investment income and $47,588,085 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $48,011,622. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $100 million of average net assets, 0.65% of the next $100 million, 0.55% of the next $300 million, 0.45% of the next $500 million, and 0.40% of any amount over $1 billion, subject, under current law, to reduction in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustees fee of $900 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in certain other Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1996, fund expenses were reduced by $134,965 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended October 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $40,027 and $230 from the sale of class A and class M shares, respectively and received $10,594 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1996, Putnam Mutual Funds Corp., acting as underwriter received $26 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 1996, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $255,834,218 and $245,049,242, respectively. Purchases and sales of U.S. government obligations aggregated
$832,450,853 and $878,661,049 , respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      Year ended
                                    October 31, 1996
----------------------------------------------------
Class A                       Shares          Amount
----------------------------------------------------
Shares sold                1,938,500     $19,364,523
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,266,547      12,588,121
----------------------------------------------------
                           3,205,047      31,952,664

Shares
repurchased               (7,170,397)    (71,497,032)
----------------------------------------------------
Net decrease              (3,965,350)   $(39,544,388)
----------------------------------------------------

                                      Year ended
                                    October 31, 1995
----------------------------------------------------
Class A                       Shares          Amount
----------------------------------------------------
Shares sold                1,000,695      $9,647,859
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              1,396,135      13,441,981
----------------------------------------------------
                           2,396,830      23,089,840

Shares
repurchased               (8,733,361)    (84,013,840)
----------------------------------------------------
Net decrease              (6,336,531)    (60,924,000)
----------------------------------------------------

                                      Year ended
                                    October 31, 1996
----------------------------------------------------
Class B                       Shares          Amount
----------------------------------------------------
Shares sold                  884,580      $8,771,380
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 21,682         213,062
----------------------------------------------------
                             906,262       8,984,442

Shares
repurchased                 (332,561)     (3,281,315)
----------------------------------------------------
Net increase                 573,701      $5,703,127
----------------------------------------------------

                                      Year ended
                                    October 31, 1995
----------------------------------------------------
Class B                      Shares           Amount
----------------------------------------------------
Shares sold                 229,692       $2,219,468
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                 4,496           43,550
----------------------------------------------------
                            234,188        2,263,018

Shares
repurchased                (106,780)      (1,019,887)
----------------------------------------------------
Net increase                127,408       $1,243,131
----------------------------------------------------

                                      Year ended
                                    October 31, 1996
----------------------------------------------------
Class M                     Shares            Amount
----------------------------------------------------
Shares sold                 39,320          $387,633
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  987             9,769
----------------------------------------------------
                            40,307           397,402

Shares
repurchased                 (4,704)          (46,126)
----------------------------------------------------
Net increase                35,603          $351,276
----------------------------------------------------

                                 April 12, 1995
                                (commencement of
                                  operations) to
                                 October 31, 1995
----------------------------------------------------
Class M                    Shares             Amount
----------------------------------------------------
Shares sold                 18,625          $182,753
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                  155             1,550
----------------------------------------------------
                            18,780           184,303

Shares
repurchased                   (530)           (5,356)
----------------------------------------------------
Net increase                18,250          $178,947
----------------------------------------------------



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1997 will show the tax status of all distributions paid to your account in calendar 1996.



Results of October 31, 1996 shareholder meeting
(Unaudited)

A meeting of shareholders of the fund was held on October 31, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                               Votes for     Votes withheld
                             ------------   ----------------
Jameson Adkins Baxter         24,371,034         978,546
Hans H. Estin                 24,370,335         979,246
John A. Hill                  24,368,753         980,828
R.J. Jackson                  24,370,332         979,249
Elizabeth T. Kennan           24,365,711         983,870
Lawrence J. Lasser            24,371,035         978,546
Robert E. Patterson           24,371,035         978,546
Donald S. Perkins             24,365,777         983,804
William F. Pounds             24,368,423         981,158
George Putnam                 24,370,335         979,246
George Putnam, III            24,370,275         979,306
Eli Shapiro                   24,361,988         987,593
A.J.C. Smith                  24,370,335         979,246
W. Nicholas Thorndike         24,364,293         985,288

A proposal to ratify the selection of Coopers & Lybrand L.L.P. as auditors for the fund was approved as follows: 24,308,866 votes for, and 234,288 votes against, with 806,427 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to diversification of investments was approved as follows:
21,901,318 votes for, and 957,331 votes against, with 2,490,932 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in the securities of a single issuer was approved as follows: 20,889,396 votes for, and 1,620,552 votes against, with 2,839,633 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to making loans through purchases of debt obligations, repurchase agreements and securities loans was approved as follows:
20,098,161 votes for, and 2,550,780 votes against, with 2,700,640 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in real estate was approved as follows:
21,082,327 votes for, and 1,747,317 votes against, with 2,519,937 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in senior securities was approved as follows:
21,229,403 votes for, and 1,532,554 votes against, with 2,587,624 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to investments in commodities or commodity contracts was approved as follows: 20,283,159 votes for, and 2,638,557 votes against, with 2,427,865 abstentions and broker non-votes.

A proposal to amend the fund's fundamental investment restriction with respect to concentration of its assets was approved as follows:
21,114,768 votes for, and 1,523,961 votes against, with 2,710,852 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment Management, Inc. owns securities was approved as follows: 20,506,677 votes for, and 2,098,085 votes against, with 2,744,819 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to margin transactions was approved as follows: 19,917,804 votes for, and 2,791,029 votes against, with 2,640,748 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to short sales was approved as follows: 20,019,909 votes for, and 2,623,463 votes against, with 2,616,209 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction which limits the fund's ability to pledge assets was approved as follows: 20,420,726 votes for, and 2,250,852 votes against, with 2,678,003 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in restricted securities was approved as follows: 20,361,897 votes for, and 2,318,259 votes against, with 2,669,425 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to investments in certain oil, gas an mineral interests was approved as follows: 20,931,296 votes for, and 1,944,308 votes against, with 2,473,977 abstentions and broker non-votes.

A proposal to eliminate the fund's fundamental investment restriction with respect to invest to gain control of a company's management was approved as follows: 20,884,262 votes for, and 1,849,504 votes against, with 2,615,815 abstentions and broker non-votes.

All tabulations are rounded to nearest whole number.



Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE
Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

* HELP YOUR INVESTMENT GROW
Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

* SWITCH FUNDS EASILY
You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY
You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

*Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Alan J. Bankart
Vice President

Kenneth J. Taubes
Vice President and Fund Manager

Max S. Senter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Federal Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
---------------------

29206-039/334/878                       12/96